Inventories	3 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	March 31, 2020	December 31, 2019
	U.S. $ in thousands
Finished goods	$89,570	$87,967
Work-in-process	2,271	3,106
Raw materials	80,670	77,431
	172,511	168,504